FAIR VALUE MEASUREMENTS - Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Jan. 31, 2026	Jan. 31, 2025
Level 1
Assets:
Foreign currency forward contracts	$ 0	$ 0
Total assets	0	0
Liabilities:
Foreign currency forward contracts		0
Total liabilities		0
Level 2
Assets:
Foreign currency forward contracts	8,555	2,522
Total assets	8,555	2,522
Liabilities:
Foreign currency forward contracts		262
Total liabilities		262
Level 3
Assets:
Foreign currency forward contracts	0	0
Total assets	$ 0	0
Liabilities:
Foreign currency forward contracts		0
Total liabilities		$ 0